Long-term Debt - Interest Income and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Interest Income	$ 41	$ 34
Penalty on early repayment of long-term debt to Former Parent	(26)	0
Foreign exchange loss	(3)	(2)
Interest income and other	$ 12	$ 32